Schedule of Notes Payable Debt Discounts (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes Payable
Fair value of 1,666,667 commitment shares of common stock	$ 42,175		$ 106,894	$ 418,312
Original issue discounts	24,000		32,055	53,700
Legal and brokerage fees	13,500		18,698	39,300
Total debt discounts	79,675		412,673	869,329
Amortization of debt discounts	26,233	$ 412,673	412,673	$ 456,656
Unamortized debt discounts	$ 53,442